Cover	Sep. 19, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This current report on Form 8-K/A (the “Amendment”) amends the current report on Form 8-K filed on September 19, 2022, by Rubicon Technology, Inc. (the “Company”), with the U.S. Securities and Exchange Commission (the “Original Form 8-K”). The Original Form 8-K had typographical errors relating to the gross and net proceeds from the sale of the Property (as defined below). The sole purpose of this Amendment is to correct such typographical errors. No other changes have been made to the Original Form 8-K.
Document Period End Date	Sep. 19, 2022
Entity File Number	001-33834
Entity Registrant Name	RUBICON TECHNOLOGY, INC.
Entity Central Index Key	0001410172
Entity Tax Identification Number	36-4419301
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 East Green Street
Entity Address, City or Town	Bensenville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60106
City Area Code	(847)
Local Phone Number	295-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $.001 per share
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	RBCN
Security Exchange Name	NASDAQ
Preferred Share Purchase Right
Title of 12(b) Security	Preferred Share Purchase Right